SCHEDULE I-CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets
Cash and cash equivalents	¥ 5,791,333	$ 815,692	¥ 4,271,899		¥ 2,864,543
Prepaid expenses and other assets	426,511	60,073	321,411
Available-for-sale investments	438,084	61,703	972,738
Total assets	10,276,916	1,447,473	8,536,095
Liabilities
Accrued expenses and other liabilities	1,500,522	211,344	1,315,006
Total liabilities	2,191,367	308,648	2,505,282
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 199,299,342 and 200,648,440 shares issued as of December 31, 2022 and 2023, respectively; 178,577,768 and 174,706,968 shares outstanding as of December 31, 2022 and 2023, respectively)	130	18	129
Treasury stock (2,161,574 and 7,381,472 shares as of December 31, 2022 and 2023, respectively)	(94,851)	(13,359)	(46,734)
Additional paid-in capital	5,171,232	728,353	5,160,783
Accumulated other comprehensive income	23,669	3,333	7,765
Retained earnings	2,985,369	420,480	908,870
Total equity	8,085,549	1,138,825	6,030,813		¥ 4,821,432	¥ 3,777,664
Total liabilities and equity	¥ 10,276,916	$ 1,447,473	¥ 8,536,095
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	200,648,440	200,648,440	199,299,342
Ordinary shares, outstanding (in shares)	174,706,968	174,706,968	178,577,768
Treasury stock, issued (in shares)	7,381,472	7,381,472	2,161,574
Related Party
Assets
Amounts due from its subsidiaries and the consolidated VIEs	¥ 820,181	$ 115,520	¥ 1,266,232
Reportable Legal Entities | Parent Company
Assets
Cash and cash equivalents	23,160	3,262	23,974
Prepaid expenses and other assets | ¥			2,411
Amounts due from its subsidiaries and the consolidated VIEs	1,350,493	190,213	1,397,591
Available-for-sale investments	29,615	4,171	48,911
Investments in its subsidiaries and the consolidated VIEs	6,689,748	942,231	4,572,152
Total assets	8,093,016	1,139,877	6,045,039
Liabilities
Accrued expenses and other liabilities	7,467	1,052	14,226
Total liabilities	7,467	1,052	14,226
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 199,299,342 and 200,648,440 shares issued as of December 31, 2022 and 2023, respectively; 178,577,768 and 174,706,968 shares outstanding as of December 31, 2022 and 2023, respectively)	130	18	129
Treasury stock (2,161,574 and 7,381,472 shares as of December 31, 2022 and 2023, respectively)	(94,851)	(13,359)	(46,734)
Additional paid-in capital	5,171,232	728,353	5,160,783
Accumulated other comprehensive income	23,669	3,333	7,765
Retained earnings	2,985,369	420,480	908,870
Total equity	8,085,549	1,138,825	6,030,813
Total liabilities and equity	¥ 8,093,016	$ 1,139,877	¥ 6,045,039
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	200,648,440	200,648,440	199,299,342
Ordinary shares, outstanding (in shares)	174,706,968	174,706,968	178,577,768
Treasury stock, issued (in shares)	7,381,472	7,381,472	2,161,574